Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 685,167	$ 802,917	$ 691,789
Segment operating income (loss)	8,150	59,235	30,672
Non operating income, net	22,188	183	2,195
Consolidated earnings before income taxes	30,338	59,418	32,867
Significant noncash items:
Share Based Compensation	1,098	1,186	1,818
Depreciation and amortization	16,680	13,756	14,164
Driver Ic [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	529,847	641,865	560,399
Segment operating income (loss)	43,021	92,010	59,506
Significant noncash items:
Share Based Compensation	365	542	1,206
Depreciation and amortization	4,940	3,685	3,591
Non-driver products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	155,320	161,052	131,390
Segment operating income (loss)	(34,871)	(32,775)	(28,834)
Significant noncash items:
Share Based Compensation	733	644	612
Depreciation and amortization	$ 11,740	$ 10,071	$ 10,573